Shareholder Report, Average Annual Return (Details) B357559_Direxion Daily CSI China Internet Bull 2X Shares_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	108 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily CSI China Internet Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily CSI China Internet Bull 2X Shares NAV
Average Annual Return, Percent	35.53%	(36.70%)	(15.07%)
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	17.64%	15.91%
CSI Overseas China Internet Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CSI Overseas China Internet Index
Average Annual Return, Percent	27.31%	(8.81%)	2.20%